Earnings per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares		Dec. 31, 2023 MXN ($) $ / shares shares	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2021 MXN ($) $ / shares shares
Earnings per share [line items]
Net controlling interest income allocated from continuing operations	$ 3,886	[1]	$ 65,689	$ 23,909	$ 28,495
Per Series B Shares
Earnings per share [line items]
Weighted average number of shares for basic earnings per share (in shares) | shares	9,239,730		9,239,730	9,241,720	9,242,880
Effect of dilution associated with non-vested shares for share based payment plans (in shares) | shares	6,690		6,690	4,700	3,540
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	9,246,420		9,246,420	9,246,420	9,246,420
Dividend rights per series	100.00%		100.00%	100.00%	100.00%
Weighted average number of shares further adjusted to reflect dividend rights (in shares) | shares	9,246,420		9,246,420	9,246,420	9,246,420
Basic earnings per share from continuous operations (in dollars per share) | $ / shares			$ 1.67	$ 1.12	$ 1.01
Diluted earnings per share from continuous operations (in dollars per share) | $ / shares			1.67	1.12	1.01
Basic earnings per share from discontinued operations (in dollars per share) | $ / shares			1.61	0.07	0.41
Diluted earnings per share from discontinued operations (in dollars per share) | $ / shares			$ 1.61	$ 0.07	$ 0.41
Allocation of earnings, weighted	46.11%		46.11%	46.11%	46.11%
Net controlling interest income allocated from continuing operations | $			$ 15,425	$ 10,369	$ 9,329
Net controlling interest income allocated from discontinued operations | $			$ 14,865	$ 656	$ 3,811
Per Series D Shares
Earnings per share [line items]
Weighted average number of shares for basic earnings per share (in shares) | shares	8,617,940		8,617,940	8,625,920	8,630,540
Effect of dilution associated with non-vested shares for share based payment plans (in shares) | shares	26,780		26,780	18,790	14,170
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) | shares	8,644,710		8,644,710	8,644,710	8,644,710
Dividend rights per series	125.00%		125.00%	125.00%	125.00%
Weighted average number of shares further adjusted to reflect dividend rights (in shares) | shares	10,805,890		10,805,890	10,805,890	10,805,890
Basic earnings per share from continuous operations (in dollars per share) | $ / shares			$ 2.09	$ 1.40	$ 1.26
Diluted earnings per share from continuous operations (in dollars per share) | $ / shares			2.09	1.40	1.26
Basic earnings per share from discontinued operations (in dollars per share) | $ / shares			2.02	0.09	0.52
Diluted earnings per share from discontinued operations (in dollars per share) | $ / shares			$ 2.01	$ 0.09	$ 0.52
Allocation of earnings, weighted	53.89%		53.89%	53.89%	53.89%
Net controlling interest income allocated from continuing operations | $			$ 18,026	$ 12,117	$ 10,902
Net controlling interest income allocated from discontinued operations | $			$ 17,373	$ 767	$ 4,453

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3